ADOPTION OF NEW ACCOUNTING STANDARDS Explanation of difference (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Accounting Changes and Error Corrections1 [Abstract]
Operating lease commitments as at December 31, 2018			$ 16.3
Discounted using the incremental borrowing rate at January 1, 2019		$ 14.1
Finance lease liabilities recognized as at December 31, 2018			9.3
Exclusion of non-lease components		(7.1)
Recognition exemption for short-term and low-value leases		(0.2)
Extension options reasonably certain to be exercised		2.2
Lease obligations recognized at January 1, 2019	$ 58.8	$ 18.3	$ 9.0